Provisions, contingent liabilities, contingent assets and credit commitments	6 Months Ended
Mar. 31, 2020
Provisions, contingent liabilities, contingent assets and credit commitments
Provisions, contingent liabilities, contingent assets and credit commitments

Note 14. Provisions, contingent liabilities, contingent assets and credit commitments

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated. Provisions raised by the Group are set out in the table in the “Provisions” section below. Where it is not probable there will be an outflow of economic resources or where a liability cannot be reliably estimated a contingent liability may exist.

Provisions

	Half Year March 2020
		Annual leave	Litigation	Provision for			Compliance,
	Long	and other	and non-	impairment	Lease		regulation and
	service	employee	lending	on credit	restoration	Restructuring	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Balance as at beginning of period	456	614	38	305	24	160	1,572	3,169
Additions	37	447	920	271	200	17	639	2,531
Utilisation	(24)	(619)	(22)	-	(7)	(67)	(215)	(954)
Reversal of unutilised provisions	-	(8)	(2)	-	(1)	-	(76)	(87)
Other	1	12	(3)	-	-	-	-	10
Balance as at end of period	470	446	931	576	216	110	1,920	4,669

Litigation and non-lending loss provisions

A provision for a potential penalty in relation to the AUSTRAC civil proceedings.

On 20 November 2019, AUSTRAC commenced civil proceedings in the Federal Court of Australia against Westpac in relation to alleged contraventions of the Anti-Money Laundering and Counter-Terrorism Financing Act 2006 (Cth). These proceedings relate  to non-reporting of a large number of International Funds Transfer Instructions (IFTIs), alleged failings in relation to record keeping and the passing on of certain data required in IFTIs, failure to comply with correspondent banking obligations, AML/CTF Program failures and contraventions of ongoing customer due diligence. AUSTRAC has alleged over 23 million contraventions of the AML/CTF Act.

In 1H20, AUSTRAC and Westpac took part in a Court ordered mediation on a confidential and without prejudice basis. While discussions continue, the Court has ordered a timetable for the next steps in the proceedings being the filing of a Statement of Agreed Facts and Admissions by 8 May 2020, the filing of Westpac’s Defence by 15 May 2020 and the filing of AUSTRAC’s Reply to the Defence by 5 June 2020. The outcome of the proceedings will be determined by the Federal Court, having regard to established legal principles including in relation to the setting of civil penalties.

In the prior periods FY18 and FY19, the AUSTRAC matter was disclosed as a contingent liability as Westpac was unable to determine a reliable measurement of the liability.  At balance date, Westpac has considered the available information and has made a provision of $900 million for a potential penalty in relation to the AUSTRAC civil proceedings. The provision has been recognised in circumstances where there remains considerable uncertainty on the approach the Court might take in assessing the appropriate penalty and where there remains a prospect that Westpac and AUSTRAC could agree a penalty which could be recommended to the Court on a joint basis (which the Court would have regard to but not be obliged to accept). The Court’s decision on an appropriate penalty will involve balancing many different competing and complex factors and the exercise of discretion. The actual penalty paid by Westpac following either a settlement and joint submission on a penalty, or a hearing, and in each case as determined by the Court, may be materially higher or lower than the provision. The timing of any penalty paid by Westpac is uncertain.

Compliance, regulation and remediation provisions

Provisions for the Half Year 2020 in respect of compliance, regulation and remediation include:

•	estimated customer refunds associated with certain ongoing advice service fees charged by the Group’s salaried financial planners;
•

estimated customer refunds associated with certain ongoing advice service fees charged by authorised representatives of the Group’s wholly owned subsidiaries Securitor Financial Group (Securitor) Limited and Magnitude Group Pty Ltd (Magnitude);

•	refunds for certain Consumer and Business customers that had interest only loans that did not automatically switch, when required, to principal and interest loans; and
•	refunds to certain business customers who were provided with business loans where they should have been provided with loans covered by the National Consumer Credit Protection Act 2009 (Cth).

Certain compliance, regulation and remediation provisions are described further as follows:

Estimated customer refunds associated with certain ongoing advice service fees charged by the Group’s salaried financial planners

At balance date, Westpac has a provision of $204 million for customer refunds associated with certain ongoing advice service fees charged by the Group’s salaried financial planners during the period 2008 to 2018. At balance date, Westpac has paid a cumulative total of $72 million to customers. A number of estimates and judgements continue to be applied in measuring the provision at 1H20.

These include:

•	Total fees received by the Group in respect of salaried financial planners in the period 2008 to 2018 were approximately $634 million; and
•

The proportion of total fees that are estimated to be refunded is 27%. The key assumption in this estimate relates to the nature and extent of records to evidence that services were provided for the 2016-2018 cohort.

The provision includes estimated interest and estimated program costs.

Ongoing advice service fees charged by authorised representatives of Securitor and Magnitude

At balance date, Westpac has a provision of $586 million relating to estimated customer remediation costs (including interest on refunded fees and additional costs to run the remediation program) where customers of authorised representatives of the Group’s wholly owned subsidiaries Securitor and Magnitude paid ongoing advice service fees to those representatives and where it is not clear that the services were provided. The ongoing advice service fees were charged during the period from 2008 to 2018. At balance date, Westpac has not commenced payment to customers and has utilised $26.3 million of provisions in relation to project costs. A number of estimates and judgements continue to be applied in measuring the provision at 1H20.

They include:

•	Total fees received by authorised representatives from their customers in the period 2008 to 2018 were approximately $880 million; and
•	The proportion of fees that are estimated to be refundable under the current proposed remediation methodology is 33%. The key assumptions in this estimate include:

–      The basis for refunding customers of the authorised representatives; and

–      The nature, extent and availability of records to evidence that service was provided.

It is possible that the final outcome could be below or above the provision, if the actual outcome differs from the assumptions used in estimating the provision. Remediation processes may change over time as further facts emerge and such changes could result in a change to the final exposure.

Restructuring provisions

During FY19, the Group realigned its major BT businesses into the Consumer and Business divisions and exited the provision of personal financial advice by Westpac Group salaried financial planners and authorised representatives.

The Group now has a referral model for financial advice and continues to carry a provision for remaining separation and redundancy costs.

Lease restoration obligations

The addition to the lease restoration provision reflects a reassessment of the cost of making good leasehold premises at the end of the Group’s property leases. The increase in the expected make-good cost has been treated as an addition to the cost of associated leasehold improvements and is being depreciated over the remaining life of those assets.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resource is remote.

Regulatory actions

Regulators, statutory authorities and other bodies routinely conduct investigations, reviews and inquiries involving the financial services sector, both in Australia and overseas. These investigations and reviews may consider a range of subject matter, and in Australia, a number of investigations and reviews have recently considered, and continue to consider, potential misconduct in credit and financial services.

Domestic regulators such as ASIC, APRA, ACCC, AUSTRAC, the OAIC, the ATO and the Fair Work Ombudsman, as well as certain international regulators such as the Reserve Bank of New Zealand, Financial Markets Authority in New Zealand, Hong Kong Monetary Authority, Monetary Authority of Singapore and National Futures Association are also currently conducting investigations, reviews and inquiries (some of which are industry-wide) that involve or may involve the Group in the future. These investigations, reviews and inquiries are separately considering a range of matters, including ongoing advice services fees (including the process of charging such fees), responsible lending, residential mortgages, credit portfolio management, compliance with superannuation laws, privacy and information governance, the provision of financial advice, competition law conduct, anti-money laundering and counter-terrorism financing processes and procedures, and financial markets conduct (including trading activity).

Westpac has also received various notices and requests for information from regulators as part of both industry wide an Westpac-specific investigations, reviews and inquiries.

These investigations, reviews and inquiries, which may be conducted by a regulator, and in some cases also by an external third party retained either by the regulator or by the Group (including where a matter has been self-identified by the Group), may result in litigation (including class action proceedings against the Group), fines, infringement notices, enforceable undertakings, imposition of additional capital requirements, civil or criminal penalties, revocation, suspension or variation of conditions of relevant regulatory licences or other enforcement or administrative action being taken by regulators or other parties. Where possible, an assessment of the likely cost to the Group of these investigations, reviews and inquiries, together with any actions that may be taken, has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated, in some cases due to the investigation, review or inquiry being at an early stage.

Ongoing advice services

One regulatory action currently underway involves an investigation by ASIC into ongoing advice services provided by the Group’s salaried financial planners and by authorised representatives of the Group’s wholly owned subsidiaries Securitor and Magnitude.

ASIC commenced its investigation in 2019 and is examining a range of matters, including whether Westpac had appropriate systems and processes in place to ensure that customers received the advice services that they had paid for. The Group is continuing to remediate affected customers and has raised provisions in respect of refunds and other amounts payable to customers of authorised representatives of Securitor and Magnitude and to customers of the Group’s salaried financial planners. Further information on these provisions Westpac has made is set out in the ‘Provisions’ section above.

ASIC’s investigation relates to the period between 2013 and 2019. ASIC has issued notices to which the Group has responded.

ASIC has not given the Group any indication of what action it will take following the conclusion of this investigation. Any action ASIC may take could potentially involve the commencement of Court proceedings and, if contraventions are established, result in the Group being required to pay a significant financial penalty. However, no provision has yet been made in relation to any financial penalty that might arise in the event that ASIC were to elect to pursue enforcement proceedings, as any potential future liability of that kind cannot be reliably estimated at this time.

Consumer credit insurance

ASIC is also currently conducting an investigation into Westpac’s past sales practices in relation to Consumer Credit Insurance (CCI). This investigation follows ASIC’s industry-wide review of CCI sales practices between the period 2011 and 2018. ASIC has issued notices to which the Group has responded.

Westpac ceased selling CCI products in branch and contact centre channels in November 2018, and ceased online sales in June 2019. ASIC’s investigation is a separate matter to the Federal Court class action proceedings commenced against Westpac and two subsidiaries by Slater & Gordon in connection with its ‘Get your insurance back campaign’. Further information about this class action proceeding is set out in the ‘Litigation’ section below.

ASIC has not given the Group any indication of what action it will take following the conclusion of this investigation. Any action ASIC may take could potentially involve the commencement of Court proceedings and, if contraventions are established, result in the Group being required to pay a significant financial penalty. However, no provision has yet been made in relation to any financial penalty that might arise in the event that ASIC were to elect to pursue enforcement proceedings, as any potential future liability of that kind cannot be reliably estimated at this time.

Interest only loans

Another regulatory action currently underway involves ASIC investigating the Group in connection with certain mortgage loans where, due to operational errors, the Group did not switch the customers’ repayments to principal and interest at the expiry of the contractual interest-only period. Westpac announced in December 2017 that it would be remediating customers affected by the error. Westpac has raised a provision for this customer remediation activity (see the ‘Provisions’ section above for more details).

ASIC has issued notices to which the Group has responded. ASIC has not given the Group any indication of what action it will take following the conclusion of this investigation. Any action ASIC may take could potentially involve the commencement of Court proceedings and, if contraventions are established, result in the Group being required to pay a significant financial penalty. However, no provision has yet been made in relation to any financial penalty that might arise in the event that ASIC were to elect to pursue enforcement proceedings, as any potential future liability of that kind cannot be reliably estimated at this time.

Threshold Transaction Reporting

Westpac has identified deficiencies in certain systems and controls relevant to its obligation to file threshold transaction reports (TTRs) under the Anti-Money Laundering and Counter-Terrorism Financing Act 2006 (Cth). This has, over a number of years, resulted in instances where the Group has failed to report TTRs, as well as instances where the Group filed TTRs with incomplete or inaccurate information.

The Group has self-reported these TTR deficiencies to AUSTRAC and is keeping AUSTRAC apprised of the status of its investigations. To date, the remediation has involved the late reporting of 17,870 TTRs to AUSTRAC. Additionally, there are multiple TTR reporting scenarios which based on the preliminary analysis undertaken to date (which has not been finally quantified or resolved), could amount to an estimated 60,000 to 90,000 TTRs that have not been reported to AUSTRAC.

The potential outcomes of these matters remain uncertain and accordingly, no provision has been recognised.

Litigation

There are ongoing Court proceedings, claims and possible claims for and against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated, including in relation to those listed below.

•

In August 2016, a class action was filed in the United States District Court for the Southern District of New York against Westpac and a number of other Australian and international banks and brokers alleging misconduct in relation to the bank bill swap reference rate. In April 2019, an amended claim was filed by the Plaintiffs. Westpac is defending the proceedings, which are now moving through the pre-trial stages. A provision has been recognised for anticipated costs of further steps in the proceedings, including discovery.

•

On 22 December 2016, ASIC commenced Federal Court proceedings against BT Funds Management Limited (BTFM) and Westpac Securities Administration Limited (WSAL) in relation to a number of superannuation account consolidation campaigns conducted between 2013 and 2016. ASIC has alleged that in the course of some of these campaigns, customers were provided with personal advice in contravention of a number of Corporations Act 2001 (Cth) provisions, and selected 15 specific customers as the focus of their claim. In December 2018 the primary Court handed down a judgment in which it held that no personal advice had been provided and that BTFM and WSAL did not contravene the relevant personal advice provisions although it did make a finding that BTFM and WSAL had each contravened section 912A(1)(a) of the Corporations Act. In February 2019, ASIC filed an appeal against this decision. On 28 October 2019, the Full Federal Court handed down its decision in ASIC’s favour and made findings that BTFM and WSAL each provided personal advice on relevant calls made to 14 of the 15 customers and made declarations of consequential contraventions of the Corporations Act (including section 912A(1)(a)). BTFM and WSAL have applied to the High Court of Australia, which has granted special leave to appeal and will hear an appeal in relation to the Full Federal Court’s decision. The High Court will set a date for a hearing of this appeal in due course. If this appeal is unsuccessful, the matter will be remitted to the Federal Court for a hearing on penalties and any other orders sought by ASIC. No provision has been recognised in relation to this matter.

•

On 1 March 2017, ASIC commenced litigation in relation to certain Westpac home loans to consumers (including certain interest only loans) alleging contraventions of the National Consumer Credit Protection Act 2009 (Cth). The proceedings were heard in May 2019. On 13 August 2019, the Court handed down its judgment in the proceedings, and dismissed ASIC’s case. ASIC filed an appeal in relation to the decision, which was heard in February 2020. Judgment on this appeal is pending. No provision has been recognised in relation to this matter.

•

On 12 October 2017, a class action against Westpac and Westpac Life Insurance Services Limited (WLIS) was filed in the Federal Court of Australia. The class action was filed on behalf of customers who, since February 2011, obtained insurance issued by WLIS on the recommendation of financial advisers employed within the Westpac Group. The plaintiffs have alleged that aspects of the financial advice provided by those advisers breached fiduciary and statutory duties owed to the advisers’ clients, including the duty to act in the best interests of the client, and that WLIS was knowingly involved in those alleged breaches. Westpac and WLIS are defending the proceedings. The matter has been set down for an initial trial in May 2021. No provision has been recognised in relation to this matter.

•

On 21 February 2019, a class action against Westpac was commenced in the Federal Court of Australia in relation to Westpac’s responsible lending obligations. The Applicants filed a Further Amended Originating Application and Further Amended Statement of Claim on 11 February 2020. The claims allege that Westpac did not comply with its responsible lending obligations when entering into home loans with the Applicants and group members (as defined in the proceedings). The allegations in respect of the Applicants and group members include that, during the period from 1 January 2011 to 17 February 2018, Westpac failed to conduct reasonable inquiries about the customers’ financial situation, requirements and objectives, failed to take reasonable steps to verify the customer’s financial situation, and failed to conduct compliant assessments of suitability. The Applicants also allege that their loans were unsuitable. Westpac is defending the proceedings. No provision has been recognised in relation to this matter.

•

On 5 September 2019, a class action against BTFM and WLIS was commenced in the Federal Court of Australia in relation to aspects of BTFM’s BT Super for Life cash investment option. The claim follows other industry class actions as part of Slater and Gordon’s ‘Get your super back’ campaign. It is alleged in the proceedings that BTFM failed to adhere to a number of obligations under the general law, the relevant trust deed and the Superannuation Industry (Supervision) Act 1993 (Cth), and that WLIS was knowingly concerned with BTFM’s alleged contraventions. The damages sought by the claim are unspecified. BTFM and WLIS are defending the proceedings. No provision has been recognised in relation to this matter.

•

Westpac has been served with two shareholder class actions filed by Phi Finney McDonald and Johnson Winter & Slattery in Australia relating to market disclosure issues connected to Westpac’s monitoring of financial crime over the relevant period and matters which are the subject of the recent AUSTRAC proceedings. The claims are brought on behalf of certain shareholders who acquired an interest in Westpac securities between 16 December 2013 and 19 November 2019. On 31 January 2020, a US class action was filed against Westpac and our current and former CEO by Rosen Law Firm on behalf of purchasers of Westpac securities between 11 November 2015 and 19 November 2019. That claim also relates to market disclosure issues connected to Westpac’s monitoring of financial crime over the relevant period and matters which are the subject of the recent AUSTRAC proceedings. The three respective class actions largely overlap in terms of subject matter and do not identify the amount of any damages sought, however, given the time period in question in each of the relevant proceedings, and the nature of the claims it is likely that the damages sought from the applicants in those proceedings will be significant. Westpac is defending these class actions and no provision has been recognised in relation to those potential exposures.

•

On 28 February 2020, a class action was commenced against Westpac Banking Corporation and two Westpac subsidiaries in the Federal Court of Australia in relation to Westpac’s sale of consumer credit insurance (CCI). The claim follows other industry class actions as part of Slater and Gordon’s ‘Get your insurance back’ campaign. It is alleged in the proceedings that the Westpac entities failed to adhere to a number of obligations in selling CCI in conjunction with credit cards, personal loans and flexi loans. The damages sought by the claim are unspecified. The Westpac entities are defending the proceedings. Westpac no longer sells CCI products. No provision has been recognised in relation to this matter.

Internal reviews and remediation

As in prior periods, Westpac is continuing to undertake a number of reviews to identify and resolve prior issues that have the potential to impact our customers and reputation. These internal reviews continue to identify a number of issues in respect of which we are taking steps or will take steps to put things right so that our customers are not at a disadvantage from certain past practices, including making compensation/remediation payments to customers and/or providing refunds where identified.  These issues include compliance with lending obligations (including responsible lending) which is an area of industry focus, the provision of credit in accordance with the National Consumer Credit Protection Act 2009 (Cth), the processing of corporate actions, the charging of certain Wealth fees and the way some product terms and conditions are operationalised. By undertaking these reviews we can also improve our processes and controls. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Contingent liabilities may exist in respect of actual or potential claims (which could be brought by customers or regulators), compensation/ remediation payments and/or refunds identified as part of these reviews.

Australian Financial Complaints Authority

Contingent liabilities may also exist in relation to customer complaints brought before the Australian Financial Complaints Authority (AFCA). AFCA has the power to make determinations about complaints and can award compensation up to certain thresholds. AFCA has a broader jurisdiction than previous dispute resolution bodies which it has replaced and, up until 30 June 2020, can also consider customer complaints dating back to 1 January 2008.

Financial Claims Scheme

Under the Financial Claims Scheme (FCS), the Australian Government provides depositors a free guarantee of deposits in eligible ADIs up to and including $250,000. The FCS applies to an eligible ADI if APRA has applied for the winding up of the ADI and the responsible Australian Government minister has declared that the FCS applies to the ADI.

The Financial Claims Scheme (ADIs) Levy Act 2008 provides for the imposition of a levy to fund the excess of certain APRA FCS costs connected to an ADI, including payments by APRA to deposit holders in a failed ADI. The levy would be imposed on liabilities of eligible ADIs to their depositors and cannot be more than 0.5% of the amount of those liabilities. A contingent liability may exist in respect of any levy imposed under the FCS.

Contingent tax risk

Tax and regulatory authorities in Australia and in other jurisdictions are reviewing the taxation treatment of certain transactions (both historical and present-day transactions) undertaken by the Group in the course of normal business activities and the claiming of tax incentives and indirect taxes such as GST. The Group also responds to various notices and requests for information it receives from tax and regulatory authorities.

These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

The Group has assessed these and other taxation claims arising in Australia and elsewhere, including seeking independent advice.

Settlement risk

The Group is subject to a credit risk exposure in the event that another counterparty fails to settle for its payments clearing activities (including foreign exchange). The Group seeks to minimise credit risk arising from settlement risk in the payments system by aligning our processing method with the legal certainty of settlement in the relevant clearing mechanism.

Parent Entity guarantees and undertakings

The Parent Entity makes the following guarantees and undertakings to subsidiaries:

•	letters of comfort for certain subsidiaries which recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations; and
•

guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. Each guarantee is capped at $40 million per year and can only be utilised if the entity concerned becomes legally obliged to pay for a claim under the relevant licence. The Parent Entity has a right to recover any funds payable under the guarantees from the relevant subsidiary.

Contingent assets

The credit commitments shown in the following table also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

They expose the Group to liquidity risk when called upon and also to credit risk if the customer fails to repay the amounts owed at the due date. The maximum exposure to credit loss is the contractual or notional amount of the instruments. Some of the arrangements can be cancelled by the Group at any time. The actual liquidity and credit risk exposure varies in line with drawings and may be less than the amounts disclosed.

The Group uses the same credit policies when entering into these arrangements as it does for on-balance sheet instruments. Refer to Note 21 of the 2019 Annual Report for further details of liquidity risk and credit risk management.

Undrawn credit commitments excluding derivatives are as follows:

	As at	As at	As at	% Mov't
	31 March	30 Sept	31 March	Mar 20 -	Mar 20 -
$m	2020	2019	2019	Sept 19	Mar 19
Undrawn credit commitments
Letters of credit and guarantees[1]	14,746	15,150	15,804	(3)	(7)
Commitments to extend credit[2]	175,794	176,002	176,242	-	-
Other	158	188	431	(16)	(63)
Total undrawn credit commitments	190,698	191,340	192,477	-	(1)
1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 31 March 2020 the Group had offered $5.2 billion (30 September 2019: $5.0 billion; 31 March 2019: $5.5 billion) of facilities to customers, which had not yet been accepted.